JACKSON VARIABLE SERIES TRUST
1 Corporate Way, Lansing, MI 48951
(517) 381-5500

January 21, 2020

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:	Jackson Variable Series Trust
File Nos. 333-177369 and 811-22613

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 10, 2020, filed pursuant to Rule 497(e), for the JNL/VanEck International Gold Fund.

If you have any questions concerning this filing, please contact me at 312-730-9730

Very truly yours,

/s/Emily J. Bennett

Emily J. Bennett
Assistant Secretary

enc.